TRADE RECEIVABLES, NET - NON-CURRENT AND CURRENT	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
TRADE RECEIVABLES, NET - NON-CURRENT AND CURRENT	TRADE RECEIVABLES, NET – NON-CURRENT AND CURRENT

	As of December 31,
	2025	2024

Trade receivables	8,710	4,545
Allowance for doubtful accounts (Note 19)	(4,449)	(4,545)

Trade receivables, net – Non-current	4,261	—

	As of December 31,
	2025	2024

Current accounts	1,560,033	1,586,615
Trade receivables with related parties (Note 26)	18,957	23,251
Allowance for doubtful accounts (Note 19)	(43,274)	(47,808)

Trade receivables, net - Current	1,535,716	1,562,058

	Trade receivables, net as of December 31, 2025
	Total	Fully performing	Past due

Guaranteed	678,800	647,874	30,926
Not guaranteed	908,900	849,421	59,479

Trade receivables	1,587,700	1,497,295	90,405

Allowance for doubtful accounts (Note 19)	(47,723)	—	(47,723)

Trade receivables, net	1,539,977	1,497,295	42,682

	Trade receivables, net as of December 31, 2024
	Total	Fully performing	Past due

Guaranteed	604,467	570,821	33,646
Not guaranteed	1,009,944	944,236	65,708

Trade receivables	1,614,411	1,515,057	99,354

Allowance for doubtful accounts (Note 19)	(52,353)	—	(52,353)

Trade receivables, net	1,562,058	1,515,057	47,001